Equity Method Investments (Windward) (Narrative) (Details) $ in Thousands, € in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2026 EUR (€) Vessels	Jun. 30, 2026 USD ($) Vessels	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) Vessels	Feb. 08, 2024 Vessels
Schedule Of Equity Method Investments [Line Items]
Equity Method Investments				$ 53,875	$ 58,382
Loss from equity method investments (Note 3)		$ (418)	$ (747)
Return of capital from equity method investment		3,675	3,505
Number of vessels under construction | Vessels						2
Windward [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investments				44,494	$ 46,557
Loss from equity method investments (Note 3)		$ 436	$ (476)
Commitment amount | €	€ 50.0
Equity method investment, ownership percentage	34.36%				34.36%
Number of vessels in operation | Vessels	2	2
Remaining outstanding commitment | €	€ 8.1
Capital contributions to equity method investments		$ 48,573		$ 45,440
Number of vessels under construction | Vessels	2				2